Operations, Allegations and Investigations Regarding our Supply Relationships (Details) R$ in Thousands			12 Months Ended
	Dec. 27, 2017 BRL (R$) Notice	Dec. 15, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$) People Supplier	Dec. 31, 2016 BRL (R$)		Dec. 31, 2015 BRL (R$)
Investigation [Abstract]
Write-off of property, plant and equipment			R$ 15,390	R$ 3,694	[1]	R$ 25,626	[1]
Recorded (loss)			44,232	(360,986)		(210,447)
General and administrative expenses			(258,114)	(231,932)		(223,292)
Operating (expenses) income, net			115,953	91,474		137,735
Finance expenses			R$ 534,273	R$ 400,892		R$ 385,216
Operation "Lava-Jato" [Member]
Investigation [Abstract]
Number of people brought together for commitment to integrity | People			120
Number of suppliers selected for analysis by independent experts | Supplier			56
Write-off of property, plant and equipment			R$ (53,407)
Operation Descarte [Member]
Investigation [Abstract]
Tax infringement notice amount	R$ 121,778	R$ 90,634
Number of official tax infringement notice | Notice	2
Recorded (loss)			(33,974)
Depreciation costs			555
General and administrative expenses			11,219
Operating (expenses) income, net			10,882
Finance expenses			R$ 11,318

[1]	Mainly related to assets write-off as a result of the investigation described in Note 1.5.